SHARE-BASED COMPENSATION (Details 2) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 27,160	¥ 70,796	¥ 54,919
Income tax benefit	(2,722)	(6,426)	(3,138)
Total share-based compensation expense, net of tax	24,438	64,370	51,781
Cost of revenue
Share-based compensation expense
Pre-tax share-based compensation expense	5,200	8,565	11,233
Selling, general and administrative expenses
Share-based compensation expense
Pre-tax share-based compensation expense	¥ 21,960	¥ 62,231	¥ 43,686